RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Feb. 28, 2025
RELATED PARTY TRANSACTIONS
Amounts due from related parties, current	$ 46	$ 37
Amounts due from related parties, non-current	134	96
Amounts due to related parties, current	$ 97	$ 93